Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,682,848,972.48
Previously Paid Amount	0.00
Total Fee Amount	1,613,401.44
Total Offset Amount	0.00
Net Fee	$ 1,613,401.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A